UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7264
Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	November 30, 2005

Item 1. Schedule of Investments

Greater China Growth Portfolio                                                                                                     as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
China — 19.9%
Apparel and Accessories — 3.4%
Ports Design, Ltd.	4,034,000	$4,177,911
		$4,177,911
Auto Manufacturer — 1.2%
Denway Motors, Ltd.	4,825,000	1,486,494
		$1,486,494
Auto Parts Manufacturing — 0.2%
Minth Group, Ltd. (1)	936,000	271,577
		$271,577
Banks — 0.8%
China Construction Bank - Class H	3,080,000	1,012,805
		$1,012,805
Consumer Electronics — 1.3%
GOME Electrical Appliances Holdings, Ltd.	2,802,000	1,651,475
		$1,651,475
Drugs — 0.8%
Sino Biopharmaceutical, Ltd.	4,552,000	950,938
		$950,938
Food Catering Services — 2.0%
FU JI Food and Catering Services Holdings, Ltd.	1,819,000	2,462,213
		$2,462,213
Furniture and Appliances — 1.0%
Samson Holding, Ltd.	3,307,000	1,311,337
		$1,311,337
Insurance — 1.0%
China Life Insurance Co., Ltd. - Class H	1,616,000	1,270,873
		$1,270,873
Machinery — 1.6%
Shanghai Electric Group Co., Ltd. - Class H	6,264,000	1,935,489
		$1,935,489
Oil Companies - Exploration & Production — 3.7%
CNOOC, Ltd.	3,310,000	2,203,882
PetroChina Co., Ltd.	3,016,000	2,369,187
		$4,573,069
Real Estate Operating/Development — 1.6%
Guangzhou R&F Properties Co., Ltd. - Class H	629,800	2,026,321
		$2,026,321

Retail - Specialty and Apparel — 0.2%
Parkson Retail Group, Ltd. (1)	171,000	$216,101
		$216,101
Textile and Garment Manufacturing — 1.1%
Shenzhou International Group	3,483,000	1,324,984
		$1,324,984
Total China (identified cost $19,711,032)		$24,671,587
Hong Kong — 42.9%
Apparel and Accessories — 1.8%
Prime Success International Group	5,126,000	2,241,935
		$2,241,935
Audio/Video Products — 0.6%
Skyworth Digital Holdings, Ltd. (1)(2)(3)	4,636,000	693,484
		$693,484
Banks — 4.4%
BOC Hong Kong Holdings, Ltd.	612,000	1,166,120
Dah Sing Financial Holdings, Ltd.	171,200	1,181,816
HSBC Holdings PLC	197,731	3,159,986
		$5,507,922
Chemicals - Diversified — 1.7%
Kingboard Chemical Holdings, Ltd.	862,000	2,060,681
		$2,060,681
Distribution/Wholesale — 3.9%
Esprit Holdings, Ltd.	699,000	4,919,352
		$4,919,352
Diversified Operations — 8.8%
Jardine Matheson Holdings, Ltd.	241,804	3,796,323
NWS Holdings, Ltd.	1,147,000	1,745,342
Swire Pacific, Ltd. - Class A	464,000	4,205,435
Swire Pacific, Ltd. - Class B	660,000	1,164,530
		$10,911,630
Furniture and Appliances — 0.8%
Chitaly Holdings, Ltd.	2,560,000	1,037,905
		$1,037,905
Gas Production & Distribution — 3.1%
Hong Kong and China Gas Co., Ltd.	1,796,000	3,807,776
		$3,807,776
Hotels and Motels — 0.5%
Shangri-La Asia, Ltd.	431,156	622,712
		$622,712

Printing — 3.0%
Vision Grande Group Holdings, Ltd.	6,240,000	$3,781,965
		$3,781,965
Real Estate Operating/Development — 3.7%
Cheung Kong Holdings, Ltd.	278,000	2,882,648
Hopewell Holdings, Ltd.	707,000	1,735,216
		$4,617,864
Retail - Specialty and Apparel — 1.7%
Dickson Concepts International, Ltd.	1,539,120	2,079,121
		$2,079,121
Telecommunications Services — 5.4%
China Mobile, Ltd.	1,113,000	5,441,798
Hutchinson Telecommunications International, Ltd.	902,000	1,273,695
		$6,715,493
Transportation & Logistics — 3.5%
COSCO Pacific, Ltd.	1,004,000	1,674,020
Integrated Distribution Services Group, Ltd. (3)	2,341,000	2,652,836
		$4,326,856
Total Hong Kong (identified cost $42,506,438)		$53,324,696
Taiwan — 34.3%
Business Services - Miscellaneous — 3.0%
Taiwan Secom Co., Ltd.	1,337,520	1,927,583
Test-Rite International Co.	2,785,010	1,828,116
		$3,755,699
Chemicals — 2.3%
Taiwan Fertilizer Co., Ltd.	2,711,000	2,807,279
		$2,807,279
Computers — 4.1%
Acer, Inc.	1,532,503	3,393,543
High Tech Computer Corp.	117,000	1,726,077
		$5,119,620
Electronic Components - Miscellaneous — 4.1%
Asia Optical Co., Inc.	384,000	2,345,598
AU Optronics Corp.	1,960,910	2,798,209
		$5,143,807
Health and Personal Care — 2.0%
Johnson Health Tech Co., Ltd.	630,000	2,490,639
		$2,490,639

Hotels and Motels — 1.0%
Formosa International Hotels Corp.	775,000	$1,257,895
		$1,257,895
Insurance — 2.6%
Cathay Financial Holding Co., Ltd.	1,283,000	2,320,365
Shin Kong Financial Holding Co., Ltd.	1,189,603	893,742
		$3,214,107
Oil and Gas - Equipment and Services — 1.9%
Formosa Petrochemical Corp.	1,302,885	2,363,230
		$2,363,230
Semiconductor Components/Integrated Circuits — 10.5%
MediaTek, Inc.	288,200	2,999,872
Novatek Microelectronics Corp., Ltd.	409,730	2,214,178
Powerchip Semiconductor Corp.	4,574,000	2,510,944
Taiwan Semiconductor Manufacturing Co., Ltd.	2,985,141	5,306,081
		$13,031,075
Telecommunications Services — 2.8%
Chunghwa Telecom Co., Ltd.	881,000	1,497,886
Far EasTone Telecommunications Co., Ltd.	1,768,300	2,010,181
		$3,508,067
Total Taiwan (identified cost $38,276,342)		$42,691,418
Total Common Stocks (identified cost $100,493,812)		$120,687,701

Rights — 0.0%

Security	Shares	Value
Hong Kong — 0.0%
Real Estate Operating/Development — 0.0%
Cheung Kong Holdings, Ltd. (1)	8,687	$0
		$0
Total Hong Kong (identified cost $0)		$0
Total Rights (identified cost $0)		$0
Total Investments — 97.1% (identified cost $100,493,812)		$120,687,701
Other Assets, Less Liabilities — 2.9%		$3,657,189
Net Assets — 100.0%		$124,344,890

(1)	Fair Valued by the Adviser.
(2)	Restricted security.
(3)	Non-income producing security.

Top Ten Holdings

		Percentage
Company	Industry Sector	of Net Assets	Value
China Mobile, Ltd.	Telecommunications Services	4.4	$5,441,798
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductor Components/Integrated Circuits	4.3	5,306,081
Esprit Holdings, Ltd.	Distribution/Wholesale	4.0	4,919,352
Swire Pacific, Ltd. - Class A	Diversified Operations	3.4	4,205,435
Ports Design, Ltd.	Apparel and Accessories	3.4	4,177,911
Hong Kong and China Gas Co., Ltd.	Gas Production & Distribution	3.1	3,807,776
Jardine Matheson Holdings, Ltd.	Diversified Operations	3.1	3,796,323
Vision Grande Group Holdings, Ltd.	Printing	3.0	3,781,965
Acer, Inc.	Computers	2.7	3,393,543
HSBC Holdings PLC	Banks	2.5	3,159,986

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

	Percentage
Company	of Net Assets	Value
Semiconductor Components/Integrated Circuits	10.5	$13,031,075
Diversified Operations	8.8	10,911,630
Telecommunications Services	8.2	10,223,560
Real Estate Operating/Development	5.3	6,644,185
Banks	5.2	6,520,727
Apparel and Accessories	5.2	6,419,846
Electronic Components - Miscellaneous	4.1	5,143,807
Computers	4.1	5,119,620
Distribution/Wholesale	3.9	4,919,352
Oil Companies - Exploration & Production	3.7	4,573,069

The Portfolio did not have any open financial instruments at November 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,493,812
Gross unrealized appreciation	$24,723,855
Gross unrealized depreciation	(4,529,966)
Net unrealized appreciation	$20,193,889

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	January 19, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	January 19, 2006